UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)
301 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (Zip code)
Joel L. Weiss
BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809
(Name and address of agent for service)
registrant’s telephone number, including area code: 302-791-1851
Date of fiscal year end:July 31
Date of reporting period:July 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Reports to Shareholders are attached herewith.
PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Pacific Capital Tax-Free Short Intermediate Securities Fund

Annual Investment Advisor’s Report
July 31, 2010 (Unaudited)

Dear Shareholder:

U.S. Economy

During the last 12 months, the overall economy and financial markets continued to recover. However, during the second quarter of 2010, economic releases were consistently lower than expectations and the retracement was reflected in the markets.

Despite economic improvements last year, the unemployment rate increased in the latter part of 2009, and has remained well above the 9% level since the start of 2010. Based on consensus forecast, that level is expected to remain intact through the first quarter of 2011.

Hawaii Economy

The Hawaii economy inched along, assisted by higher visitor arrivals from non-US and non-Japan residents in early 2010. The economic struggles across the US were less severe and the unemployment rate hovered slightly under 7%. Increased arrivals are expected in the upcoming year but we expect growth to remain low.

Municipal Market and Fund Performance

During the 12 months ending July 31, 2010, the municipal bond market continued to rally from the year before as investors’ fears were calmed, and the very low Fed Funds target rate of 0.25% helped spur a return of risk appetite. 2 year municipal rates dropped from 0.77% to 0.38%, while 30 year municipal rates dropped from 4.84% to 4.37%.

Despite the budgetary challenges facing several municipalities, there were other factors that lead investors back into the municipal bond market. One of these factors was the near 0% yields offered for cash instruments. Other factors included the increased issuance of taxable municipal bonds, most notably those issued through the Build America Bond (BAB) program. The issuance of these bonds reduced the available supply of traditional tax exempt securities. In addition, there is also the prospect of rising federal and state tax rates which helps make tax exempt bonds more attractive. Lastly, as treasuries rallied, taxable investors considered municipal bonds an attractive investment on an after tax basis.

The Pacific Capital Tax-Free Securities Fund had a total return of 5.77% for the year ending July 31, 2010. The Pacific Capital Tax-Free Short Intermediate Securities Fund had a total return of 2.10% for the same period. Total return reflects the market fluctuation of the share price as well as reinvested dividends. The Barclays Capital Municipal Hawaii Bond Index had a total return of 7.21% for the 12 month period ending July 31, 2010 and the Barclays Capital Municipal Hawaii 3-year Bond Index had a total return of 3.22% for the same period.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Pacific Capital Tax-Free Short Intermediate Securities Fund

Annual Investment Adviser’s Report (Concluded)
July 31, 2010 (Unaudited)

Outlook and Strategy

The substantial monetary and fiscal stimulus that was put into place at the peak of the financial crisis successfully stabilized the economy and even led to the start of the recovery. An important factor we will be monitoring going forward is whether the economy can continue to grow on its own as the effects of the stimulus wear off.

In managing the Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund, we keep in mind each fund’s goal of seeking high current income that is exempt from federal and Hawaii income tax. In the year going forward, we will look for appropriate opportunities in this low rate environment that provide a reasonable risk/return balance.

AMG’s comments reflect the investment adviser’s views generally regarding the market and the economy and are compiled from AMG’s research. These comments reflect opinions as of the date written and are subject to change.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Fund Performance Review
July 31, 2010 (Unaudited)

Credit Quality as of July 31, 2010
(as a percentage of total investments)

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use Standard & Poor’s or Fitch. The ratings represent the credit quality of the underlying securities and not that of the Fund. The ratings do not predict performance and are subject to change.

Investment Style

High-quality, intermediate-term, tax-exempt

Investment Objective

The Fund seeks high current income that is exempt from federal and Hawaii income tax by investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. The longer the average maturity of the Fund’s portfolio, the greater the fluctuation in value. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events.

Investment Process

•	Top-down macroeconomic analysis of interest rate trends
•	Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (AMG)

•	As of July 31, 2010, AMG manages $2.4 billion in mutual fund assets. In addition, AMG personnel also manage approximately $2.1 billion in assets on behalf of Bank of Hawaii clients.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Fund Performance Review (Continued)
July 31, 2010 (Unaudited)

What were the major factors in the market that influenced the Fund’s performance versus the benchmark?

For the 12 month period ending July 31, 2010, the Fund gained 5.77%, underperforming its benchmark, the Barclays Capital Municipal Hawaii Bond Index, which returned 7.21%. As stated in the adviser’s report, the municipal sector experienced a strong rally over the past year, rewarding lower credit quality bonds. This detracted from performance for the Fund which looks to maintain a high credit quality in the portfolio.

What major changes have occurred in the portfolio during the period covered by the report?

As municipal bond yields decreased over the past year, we saw additional money enter the fund due to its attractive yield. We looked to maintain the duration and purchase bonds with a reasonable risk return balance.

What is your outlook for the Fund?

Despite recent market performance, there is still uncertainty about the growth prospects for the economy. In the year going forward, we will look for appropriate opportunities in this low rate environment that provide a reasonable risk/return balance while seeking high current income that is exempt from federal and Hawaii income tax.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Fund Performance Review (Concluded)
July 31, 2010 (Unaudited)

Growth of $10,000 Investment

The hypothetical $10,000 investment graph above represents a comparison of the performance of the indicated share class versus a similar investment in the Fund’s benchmark. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Average Annual Total Returns as of July 31, 2010

	1 Year	3 Year	5 Year	10 Year

Class Y Shares	5.77%	4.51%	3.73%	4.68%
Barclays Capital Municipal Hawaii Bond Index	7.21%	6.15%	4.97%	5.55%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares,when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-258-9232.

The Fund’s total annual gross and net operating expense ratio for Class Y Shares are 0.29% and 0.09%, respectively, as disclosed in the Funds’ prospectus dated June 28, 2010. The Adviser has contractually agreed to waive its Advisory fees until June 28, 2011. Additional information pertaining to the Fund’s expense ratio for the year ended July 31, 2010 can be found in the financial highlights.

The above hypothetical $10,000 graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Total returns reflect the waiver of various operational fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Pacific Capital Tax-Free Securities Fund is measured against the Barclays Capital Municipal Hawaii Bond Index, a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Pacific Capital Funds are distributed by BNY Mellon Distributors Inc. The Asset Management Group of Bank of Hawaii is investment adviser to the Fund and receives a fee for its services.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Fund Performance Review
July 31, 2010 (Unaudited)

Credit Quality as of July 31, 2010
(as a percentage of total investments)

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use Standard & Poor’s or Fitch. The ratings represent the credit quality of the underlying securities and not that of the Fund. The ratings do not predict performance and are subject to change.

Investment Style

High-quality, short-intermediate term, tax-exempt

Investment Objective

The Fund seeks high current income that is exempt from federal and Hawaii income tax by investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. The Fund seeks to provide greater price stability than a long-term bond fund.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. Intermediate term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•	Top-down macroeconomic analysis of interest rate trends
•	Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (AMG)

•	As of July 31, 2010, AMG manages $2.4 billion in mutual fund assets. In addition, AMG personnel also manage approximately $2.1 billion in assets on behalf of Bank of Hawaii clients.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Fund Performance Review (Continued)
July 31, 2010 (Unaudited)

What were the major factors in the market that influenced the Fund’s performance versus the benchmark?

For the 12 month period ending July 31, 2010, the Fund gained 2.10%, underperforming its benchmark, the Barclays Capital Municipal Hawaii 3-Year Bond Index, which returned 3.22%. As stated in the adviser’s report, the municipal sector experienced a strong rally over the past year, rewarding lower credit quality bonds. This detracted from performance for the Fund which looks to maintain a high credit quality in the portfolio.

What major changes have occurred in the portfolio during the period covered by the report?

As municipal bond yields decreased over the past year, we saw additional money enter the fund due to its attractive yield. We looked to maintain the duration and purchase bonds with a reasonable risk return balance. Early in the period, we repositioned the portfolio towards a more defensive structure by selling some lower quality securities.

What is your outlook for the Fund?

Despite recent market performance, there is still uncertainty about the growth prospects for the economy. In the year going forward, we will look for appropriate opportunities in this low rate environment that provide a reasonable risk/return balance while seeking high current income that is exempt from federal and Hawaii income tax.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Fund Performance Review (Concluded)
July 31, 2010 (Unaudited)

Growth of $10,000 Investment

The hypothetical $10,000 investment graph above represents a comparison of the performance of the indicated share class versus a similar investment in the Fund’s benchmark.

Average Annual Total Returns as of July 31, 2010

	1 Year	3 Year	5 Year	10 Year

Class Y Shares	2.10%	3.47%	2.99%	3.36%
Barclays Capital Municipal Hawaii 3-Year Bond Index	3.22%	5.58%	4.42%	4.32%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares,when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-258-9232.

The Fund’s total annual gross and net operating expense ratio for Class Y Shares are 0.43% and 0.23%, respectively, as disclosed in the Funds’ prospectus dated June 28, 2010. The Adviser has contractually agreed to waive its Advisory fees until June 28, 2011. Additional information pertaining to the Fund’s expense ratio for the year ended July 31, 2010 can be found in the financial highlights.

The above hypothetical $10,000 graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Total returns reflect the waiver of various operational fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Pacific Capital Tax-Free Short Intermediate Securities Fund is measured against the Barclays Capital Municipal Hawaii 3-Year Bond Index, which is the 2-4 year component of the Barclays Capital Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Pacific Capital Funds are distributed by BNY Mellon Distributors Inc. The Asset Management Group of Bank of Hawaii is investment adviser to the Fund and receives a fee for its services.

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure
July 31, 2010
(Unaudited)

Expense Examples

As a shareholder of the Pacific Capital Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Pacific Capital Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 through July 31, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example

The accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure (Concluded)
July 31, 2010
(Unaudited)

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		2/1/10	7/31/10	2/1/10–7/31/10	2/1/10–7/31/10

Pacific Capital Tax-Free Securities Fund
Actual Fund Return	Class Y	$1,000.00	$1,029.10	$3.37	0.67%
Hypothetical Fund Return	Class Y	1,000.00	1,021.43	3.36	0.67
Pacific Capital Tax-Free Short Intermediate Securities Fund
Actual Fund Return	Class Y	$1,000.00	$1,011.00	$3.69	0.74%
Hypothetical Fund Return	Class Y	1,000.00	1,021.08	3.72	0.74

*	Expenses are equal to the average account value times a Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year (181) divided by the number of days in the fiscal year (365).
**	Annualized.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments
July 31, 2010

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS (97.4)%
Arizona (3.1)%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 0.00%, 07/01/31, NATL-RE, FGIC	7,255,000	6,760,789
Scottsdale City GO, Unrefunded Portion, 5.38%, 07/01/16, Callable 07/01/11 @ 101	1,605,000	1,689,824

		8,450,613

California (0.7)%
Norwalk-La Mirada Unified School District GO, CAB, Series B, 5.21%, 08/01/27 (a), AGM-CR, FGIC	5,000,000	1,855,500

Florida (1.7)%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	3,725,000	4,499,986

Georgia (3.5)%
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series P, 6.25%, 07/01/11, AMBAC	1,440,000	1,514,390
Municipal Electric Authority Power Revenue, Series W, ETM, 6.60%, 01/01/18, NATL-RE, IBC, BNYM	390,000	509,504
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, NATL-RE, IBC, BNYM	6,370,000	7,579,790

		9,603,684

Hawaii (65.0)%
Hawaii County GO, Series A, 5.60%, 05/01/13, NATL-RE, FGIC	605,000	677,267
Hawaii County GO, Series A, 5.25%, 07/15/17	1,655,000	1,936,681
Hawaii County GO, Series A, 5.25%, 07/15/23, Callable 07/15/14 @ 100, NATL-RE	595,000	641,713
Hawaii County GO, Series A, 6.00%, 07/15/26, Callable 07/15/18 @ 100	1,655,000	1,933,603
Hawaii County GO, Series A, 4.00%, 03/01/28, Callable 03/01/20 @ 100	2,470,000	2,509,273
Hawaii State Airports System Revenue, AMT, 5.63%, 07/01/18, Callable 07/01/11 @ 100, NATL-RE, FGIC	3,000,000	3,090,750
Hawaii State Airports System Revenue, Second Series, AMT, ETM, 6.90%, 07/01/12, NATL-RE, IBC	6,660,000	7,192,733
Hawaii State Airports System Revenue, Series A, 5.00%, 07/01/22, Callable 07/01/20 @ 100	1,000,000	1,095,680

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2010

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)

Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., AMT, 5.70%, 07/01/20, Callable 09/07/10 @ 101, AMBAC	3,000,000	3,023,820
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., Series A, 4.95%, 04/01/12, NATL-RE	3,000,000	3,141,060
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., Series A, 5.50%, 12/01/14, Callable 09/07/10 @ 101, AMBAC	2,000,000	2,026,440
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., Series A, AMT, 5.65%, 10/01/27, Callable 10/01/12 @ 101, NATL-RE	5,200,000	5,283,564
Hawaii State Department of Budget & Finance Special Purpose Revenue, The Queen’s Health, Series B, 0.27%, 07/01/29 (b), LOC: Bank of America, N.A.	1,000,000	1,000,000
Hawaii State Department of Hawaiian Home Lands Revenue, 4.50%, 04/01/13	500,000	528,725
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/16	500,000	532,885
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	820,407
Hawaii State GO, Series BZ, 6.00%, 10/01/12, FGIC-TCRS	2,000,000	2,235,840
Hawaii State GO, Series CH, 4.75%, 11/01/11, NATL-RE, IBC	1,350,000	1,424,398
Hawaii State GO, Series CH, 4.75%, 11/01/13, NATL-RE, IBC	1,335,000	1,502,943
Hawaii State GO, Series CM, 6.50%, 12/01/13, NATL-RE, FGIC	5,000,000	5,909,650
Hawaii State GO, Series CY, 5.75%, 02/01/15, AGM	500,000	594,365
Hawaii State GO, Series DB, ETM, 5.00%, 09/01/12, NATL-RE	505,000	553,394
Hawaii State GO, Series DB, Unrefunded Portion, 5.00%, 09/01/12, NATL-RE	1,495,000	1,634,020
Hawaii State GO, Series DD, 5.00%, 05/01/17, Callable 05/01/14 @ 100, NATL-RE	1,000,000	1,107,990
Hawaii State GO, Series DD, 5.00%, 05/01/18, Prerefunded 05/1/14 @ 100, NATL-RE	2,680,000	3,100,519

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2010

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)

Hawaii State GO, Series DD, Unrefunded Portion, 5.00%, 05/01/18, Callable 05/01/14 @ 100, NATL-RE	1,560,000	1,714,253
Hawaii State GO, Series DJ, 5.00%, 04/01/19, Callable 04/01/17 @ 100, AMBAC	1,000,000	1,144,520
Hawaii State GO, Series DJ, 5.00%, 04/01/22, Callable 04/01/17 @ 100, AMBAC	875,000	973,175
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,717,280
Hawaii State GO, Series DQ, 5.00%, 06/01/23, Callable 06/01/19 @ 100	3,000,000	3,385,140
Hawaii State GO, Series DT, 5.00%, 11/01/15	1,500,000	1,760,355
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,750,000	2,065,577
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,579,840
Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 07/01/16, AGM	1,105,000	1,227,920
Hawaii State Harbor System Revenue, Series B, AMT, 5.50%, 07/01/19, Callable 07/01/12 @ 100, AMBAC	1,500,000	1,559,940
Hawaii State Housing Finance & Development Corp., Single Family Mortgage Purpose Revenue, Series A, AMT, 5.40%, 07/01/29, Callable 09/07/10 @ 100, FNMA	1,635,000	1,635,621
Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 07/01/18, Callable 07/01/14 @ 100, NATL-RE, FGIC	2,970,000	3,173,831
Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 07/01/31, Callable 07/01/16 @ 100, NATL-RE	2,315,000	2,382,158
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, 5.25%, 07/01/17, Callable 07/01/16 @ 100, NATL-RE	1,300,000	1,441,661
Honolulu City & County GO, ETM, 6.00%, 12/01/11, FGIC-TCRS	2,320,000	2,495,044
Honolulu City & County GO, Series A, 5.00%, 04/01/18	5,000,000	5,923,550
Honolulu City & County GO, Series A, 5.38%, 09/01/18, Prerefunded 09/01/11 @ 100, AGM	3,500,000	3,688,545
Honolulu City & County GO, Series A, 5.00%, 07/01/19, Callable 07/01/15 @ 100, NATL-RE	6,250,000	7,050,563
Honolulu City & County GO, Series A, 5.00%, 07/01/21, Callable 07/01/17 @ 100, AGM	6,680,000	7,538,914

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2010

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)

Honolulu City & County GO, Series A, 5.25%, 09/01/22, Prerefunded 09/01/11 @ 100, AGM	2,245,000	2,362,930
Honolulu City & County GO, Series A, 5.00%, 04/01/24, Callable 04/01/19 @ 100	1,110,000	1,243,955
Honolulu City & County GO, Series A, 5.00%, 07/01/26, Callable 07/01/15 @ 100, NATL-RE	5,000,000	5,354,050
Honolulu City & County GO, Series A, 5.00%, 07/01/27, Callable 07/01/15 @ 100, NATL-RE	3,150,000	3,352,514
Honolulu City & County GO, Series A, 5.00%, 07/01/28, Callable 07/01/15 @ 100, NATL-RE	1,275,000	1,349,320
Honolulu City & County GO, Series A, 5.00%, 07/01/29, Callable 07/01/17 @ 100, AGM	2,315,000	2,466,401
Honolulu City & County GO, Series A, ETM, 6.00%, 01/01/11, FGIC	3,000,000	3,070,350
Honolulu City & County GO, Series A, ETM, 5.75%, 04/01/11, FGIC	4,820,000	4,994,243
Honolulu City & County GO, Series A, ETM, 5.75%, 04/01/13, FGIC-TCRS	850,000	967,445
Honolulu City & County GO, Series A, Unrefunded Portion, 5.75%, 04/01/12, FGIC-TCRS	1,865,000	2,031,041
Honolulu City & County GO, Series A, Unrefunded Portion, 5.75%, 04/01/13, FGIC, TCRS	3,345,000	3,784,366
Honolulu City & County GO, Series B, ETM, 5.25%, 10/01/12	200,000	221,006
Honolulu City & County GO, Series B, Unrefunded Portion, 5.25%, 10/01/12, FGIC-TCRS	640,000	702,989
Honolulu City & County GO, Series D, 5.00%, 07/01/20, Callable 07/01/15 @ 100, NATL-RE	5,000,000	5,598,450
Honolulu City & County GO, Series D, 5.25%, 09/01/22, Callable 09/01/19 @ 100	1,000,000	1,176,700
Honolulu City & County GO, Series D, 5.25%, 09/01/24, Callable 09/01/19 @ 100	2,800,000	3,234,616
Honolulu City & County GO, Series D, 5.25%, 09/01/29, Callable 09/01/19 @ 100	2,745,000	3,048,021
Honolulu City & County GO, Series F, 5.00%, 07/01/22, Callable 07/01/15 @ 100, NATL-RE, FGIC	4,115,000	4,505,637
Honolulu City & County Waste Water System Revenue, 1st Board Resolution, Series A, 5.00%, 07/01/21, Callable 07/01/19 @ 100	1,000,000	1,149,400

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2010

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)

Honolulu City & County Waste Water System Revenue, 1st Board Resolution, Series A, 5.00%, 07/01/24, Callable 07/01/19 @ 100	1,000,000	1,114,730
Honolulu City & County Waste Water System Revenue, 1st Board, Series A, 5.00%, 07/01/31, Callable 07/01/17 @ 100, NATL-RE	3,500,000	3,700,655
Honolulu City & County Waste Water System Revenue, Series B-1, 5.00%, 07/01/32, Callable 07/01/16 @ 100, NATL-RE	5,015,000	5,193,584
University of Hawaii System Revenue, Series A, 5.50%, 07/15/16, Prerefunded 07/15/12 @ 100, FGIC	1,000,000	1,099,650
University of Hawaii System Revenue, Series A, 5.50%, 07/15/22, Prerefunded 07/15/12 @ 100, FGIC	1,205,000	1,325,078
University of Hawaii System Revenue, Series A, 5.50%, 07/15/29, Prerefunded 07/15/12 @ 100, FGIC	1,000,000	1,099,650
University of Hawaii System Revenue, Series A, 5.13%, 07/15/32, Prerefunded 07/15/12 @ 100, FGIC	750,000	819,285

		175,921,673

Illinois (3.9)%
Chicago Midway Airport Revenue, Series C, 5.50%, 01/01/15, NATL-RE	2,000,000	2,235,640
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, NATL-RE, FGIC	4,665,000	5,224,334
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO, CAB, 4.89%, 02/01/23 (a), NATL-RE, FGIC	5,505,000	3,192,350

		10,652,324

Indiana (0.4)%
Tri-Creek 2002 High School Building Corp. Revenue, 5.00%, 07/15/15, Prerefunded 07/15/13 @ 100, AGM, State Aid Withholding	1,000,000	1,128,660

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2010

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Kentucky (0.5)%
Kentucky State Property & Building Commission Revenue, Project No. 73, Second Series, 5.50%, 11/01/16, Callable 11/01/12 @ 100, AGM	1,250,000	1,375,538

Massachusetts (2.1)%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Contract Assistance, Series B, 5.00%, 01/01/23, Callable 01/01/20 @ 100	2,500,000	2,856,475
Massachusetts State GO, Consolidated Loan, Series C, 5.75%, 10/01/20, Prerefunded 10/01/10 @ 100	1,000,000	1,008,620
Massachusetts Water Resources Authority Revenue, Series B, 5.00%, 08/01/21, Callable 08/01/19 @ 100, GO of Authority	1,500,000	1,745,175

		5,610,270

Michigan (2.0)%
Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/01/21, Prerefunded 10/01/10 @ 101	3,000,000	3,054,900
Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 05/01/11, NATL-RE, FGIC	2,245,000	2,334,486

		5,389,386

Nevada (2.0)%
Clark County School District GO, Series C, 5.50%, 06/15/19, Prerefunded 06/15/12 @ 100, NATL-RE	5,000,000	5,476,950

North Carolina (0.3)%
Mecklenburg County GO, Series A, 5.00%, 08/01/19	750,000	909,570

Ohio (2.0)%
Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/01/18, Prerefunded 12/01/10 @ 100, AMBAC	795,000	807,903
Hamilton County Sales Tax Revenue, Series B, Unrefunded Portion, 5.25%, 12/01/18, Callable 12/01/10 @ 100, AMBAC	205,000	206,917
Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/01/14, Callable 10/01/11 @ 100, AGM	1,000,000	1,052,280
Ohio State, Infrustracture Improvement GO, Series A, 5.00%, 09/01/20, Callable 03/01/15 @ 100	1,900,000	2,104,098

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2010

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Ohio — (Continued)

Ohio State, Infrustracture Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,178,900

		5,350,098

South Carolina (0.4)%
Richland County School District No. 2 GO, Series B, 5.00%, 02/01/18, Callable 02/01/12 @ 100, NATL-RE, FGIC, SCSDE	1,000,000	1,053,260

Texas (5.3)%
Barbers Hill Independent School District GO, 5.00%, 02/15/24, Callable 02/15/15 @ 100, PSF-GTD	2,395,000	2,567,105
Bexar County GO, Series A, 5.00%, 06/15/23, Callable 06/15/19 @ 100	1,000,000	1,118,270
Galveston County GO, CAB, Series RD, 5.96%, 02/01/24 (a), NATL-RE, FGIC	2,630,000	1,448,525
Grapevine GO, Series A, 5.00%, 08/15/24, Callable 02/15/15 @ 100, NATL-RE	2,345,000	2,489,147
Houston Independent School District GO, Series A, 5.00%, 02/15/24, Callable 02/15/15 @ 100, PSF-GTD	2,000,000	2,143,720
New Braunfels GO, 5.00%, 10/01/16, Callable 10/01/14 @ 100, AMBAC	1,365,000	1,519,491
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,360,620
Texas State Transportation Commission Revenue, First Tier, 5.00%, 04/01/23, Callable 04/01/17 @ 100	500,000	558,650

		14,205,528

Washington (4.5)%
Douglas County School District No. 206 Eastmont GO, 5.00%, 12/01/17, Prerefunded 06/01/11 @ 100, FGIC, School Building Guaranty	3,475,000	3,610,942
King County School District No. 403 Renton GO, 5.00%, 12/01/24, Callable 12/01/16 @ 100, NATL-RE, FGIC, School Bond Guarantee	3,000,000	3,297,840
Port of Seattle Revenue, 5.00%, 02/01/25, Callable 02/01/16 @ 100, XLCA	2,000,000	2,123,040
Snohomish County GO, 5.25%, 12/01/12, Prerefunded 12/01/11 @ 100, NATL-RE	325,000	346,300

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Concluded)
July 31, 2010

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Washington — (Continued)

Snohomish County GO, Unrefunded Portion, 5.25%, 12/01/12, Callable 12/01/11 @ 100, NATL-RE	2,555,000	2,716,808

		12,094,930

TOTAL MUNICIPAL BONDS (Cost $248,863,084)		263,577,970

	Shares

INVESTMENT COMPANY (1.4)%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00% (c)	3,818,634	3,818,634

TOTAL INVESTMENT COMPANY (Cost $3,818,634)		3,818,634

TOTAL INVESTMENTS — 98.8%
(Cost $252,681,718)		267,396,604
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		3,247,786

NET ASSETS — 100.0%		$270,644,390

(a)	Rate disclosed represents the effective yield at time of purchase.
(b)	Adjustable rate security. Rate disclosed is the rate in effect on July 31, 2010.
(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2010.

AGM	Insured by Assured Guaranty Municipal Corp.
AGM-CR	Insured by Assured Guaranty Municipal Corp. Custodial Receipts
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BNYM	Insured by Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FNMA	Insured by Federal National Mortgage Association
GO	General Obligation
IBC	Insurance Bond Certificate
LOC	Letter of Credit
NATL-RE	Insured by National Reinsurance Corp.
PSF-GTD	Insured by Public School Funding Guaranty
SCSDE	Insured by South Carolina School Discount Enhancement
TCRS	Transferable Custodial Receipts
XLCA	Insured by XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments
July 31, 2010

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS (97.6)%
Arizona (0.7)%
Vistancia Community Facilities District GO, 4.00%, 07/15/13	500,000	508,900

Colorado (4.2)%
Pueblo West Metropolitan District Water & Waste Water Revenue, 5.25%, 12/15/25, Prerefunded 12/15/10 @ 100, NATL-RE	1,000,000	1,018,170
Regional Transportation District Sales Tax Revenue, Series B, 5.50%, 11/01/16, Prerefunded 11/01/12 @ 100, AMBAC	1,675,000	1,866,235

		2,884,405

Florida (1.2)%
Highlands County Health Facilities Authority Revenue, Series G, ETM, 5.00%, 11/15/11	25,000	26,421
Highlands County Health Facilities Authority Revenue, Series G, Unrefunded Portion, 5.00%, 11/15/11	755,000	794,411

		820,832

Georgia (2.4)%
Georgia State GO, Series C, 5.50%, 07/01/12	500,000	548,930
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, Series A, 5.00%, 07/01/12, AMBAC	1,000,000	1,082,560

		1,631,490

Guam (2.4)%
Guam Economic Development & Commerce Authority, CAB, Series B, ETM, 5.40%, 05/15/15	1,350,000	1,603,652

Hawaii (60.3)%
Hawaii County GO, Series A, 5.00%, 03/01/15	400,000	461,100
Hawaii County GO, Series A, 4.00%, 03/01/16	400,000	443,920
Hawaii Pacific Health Special Purpose Revenue, Series A, 3.00%, 07/01/14	500,000	501,645
Hawaii State Airports System Revenue, Second Series, AMT, ETM, 6.90%, 07/01/12	485,000	523,795
Hawaii State Airports System Revenue, Second Series, AMT, ETM, 6.90%, 07/01/12, NATL-RE, IBC	290,000	313,197
Hawaii State Airports System Revenue, Series B, AMT, 4.00%, 07/01/15	1,000,000	1,060,310
Hawaii State Department of Budget & Finance Special Purpose Revenue, The Queen’s Health, Series B, 0.27%, 07/01/29 (a), LOC: Bank of America, N.A.	400,000	400,000
Hawaii State GO, Series CH, 4.75%, 11/01/13, NATL-RE, IBC	1,000,000	1,125,800
Hawaii State GO, Series CM, ETM, 6.00%, 12/01/11, NATL-RE, FGIC	1,630,000	1,752,983

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
July 31, 2010

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)

Hawaii State GO, Series CU, ETM, 5.75%, 10/01/10, NATL-RE	1,000,000	1,008,700
Hawaii State GO, Series CV, ETM, 5.50%, 08/01/10, NATL-RE, FGIC	1,550,000	1,550,000
Hawaii State GO, Series CX, 5.50%, 02/01/12, Prerefunded 02/01/12 @ 100, AGM	1,685,000	1,815,318
Hawaii State GO, Series CX, 5.50%, 02/01/15, Prerefunded 02/01/12 @ 100, AGM	1,500,000	1,616,010
Hawaii State GO, Series CY, 5.50%, 02/01/12, AGM	725,000	780,158
Hawaii State GO, Series CY, 5.75%, 02/01/13, AGM	1,500,000	1,685,595
Hawaii State GO, Series CZ, 5.25%, 07/01/12, AGM	2,000,000	2,183,400
Hawaii State GO, Series CZ, 5.25%, 07/01/15, Prerefunded 07/01/12 @ 100, AGM	1,000,000	1,092,910
Hawaii State GO, Series CZ, 5.25%, 07/01/20, Prerefunded 07/01/12 @ 100, AGM	1,000,000	1,091,910
Hawaii State GO, Series DA, 5.25%, 09/01/17, Prerefunded 09/01/13 @ 100, NATL-RE	1,010,000	1,153,208
Hawaii State GO, Series DE, 5.00%, 10/01/12, NATL-RE	1,000,000	1,096,480
Hawaii State GO, Series DF, 5.00%, 07/01/12, AMBAC	675,000	733,023
Hawaii State GO, Series DG, 5.00%, 07/01/12, AMBAC	2,000,000	2,171,920
Hawaii State GO, Series DG, 5.00%, 07/01/13, AMBAC	1,000,000	1,121,420
Hawaii State GO, Series DO, 3.00%, 08/01/12	1,100,000	1,154,879
Hawaii State GO, Series DQ, 4.00%, 06/01/13	1,000,000	1,090,960
Hawaii State GO, Series DR, 4.00%, 06/01/14	1,000,000	1,112,700
Hawaii State Highway Revenue, 5.25%, 07/01/12, Prerefunded 07/01/11 @ 100, AGM	400,000	418,320
Hawaii State Highway Revenue, 5.38%, 07/01/17, Prerefunded 07/01/11 @ 100, AGM	1,000,000	1,046,940
Hawaii State Housing & Community Development Corp. Rental Housing System Revenue, Series A, 3.70%, 07/01/13, AGM	1,055,000	1,077,028
Honolulu City & County GO, Series A, 5.25%, 09/01/22, Prerefunded 09/01/11 @ 100, AGM	2,000,000	2,105,060
Honolulu City & County GO, Series B, 5.50%, 07/01/13, AGM	1,000,000	1,137,630
Honolulu City & County GO, Series B, ETM, 5.25%, 10/01/12	800,000	884,024
Honolulu City & County GO, Series D, 2.25%, 09/01/14	780,000	814,375
Honolulu City & County GO, Series D, 5.00%, 09/01/14	1,140,000	1,324,110
Honolulu City & County Waste Water System Revenue, Series A, 2.25%, 07/01/11	1,000,000	1,012,180

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
July 31, 2010

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)

Honolulu City & County Waste Water System Revenue, Series A, 4.00%, 07/01/13	500,000	541,240
University of Hawaii Revenue, Series A, 5.00%, 10/01/14	500,000	568,550
University of Hawaii System Revenue, Series A, 5.50%, 07/15/16, Prerefunded 07/15/12 @ 100, FGIC	1,090,000	1,198,619

		41,169,417

Illinois (2.2)%
Chicago Midway Airport Revenue, Second Lien, Series B, 5.00%, 01/01/12, AMBAC	500,000	523,575
Illinois State GO, First Series, 5.25%, 08/01/10, NATL-RE	1,000,000	1,000,000

		1,523,575

Michigan (1.2)%
Michigan State Hospital Finance Authority Revenue, Oakwood Obligated Group, 5.50%, 11/01/12	750,000	796,358

Minnesota (2.4)%
Minnesota State GO, 5.00%, 08/01/16, Callable 08/01/12 @ 100	1,500,000	1,622,685

Missouri (1.3)%
Cape Girardeau County Industrial Development Authority, Health Care Facilities Revenue, 5.75%, 06/01/32, Prerefunded 06/01/12 @ 100	825,000	901,832

New York (3.1)%
New York City GO, Series C, 4.25%, 01/01/12	1,000,000	1,054,300
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.25%, 04/01/12, AMBAC	1,000,000	1,076,260

		2,130,560

Ohio (1.7)%
Ohio State GO, 5.00%, 06/15/16, Prerefunded 06/15/13 @ 100	1,000,000	1,125,050

Pennsylvania (3.2)%
Pennsylvania Higher Educational Facilties Authority Revenue, Temple University, 5.00%, 04/01/12, NATL-RE	1,000,000	1,066,300
Philadelphia Water & Waste Water Revenue, Series B, 5.50%, 11/01/11, NATL-RE, FGIC	1,030,000	1,091,800

		2,158,100

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
July 31, 2010

	Principal
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Puerto Rico (4.4)%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, ETM, 6.25%, 07/01/13, NATL-RE, IBC, Commonwealth Guaranteed	1,200,000	1,395,552
Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, 5.75%, 07/01/41, Prerefunded 07/01/12 @ 100	500,000	549,185
Puerto Rico Public Finance Corp., Series E, 5.50%, 08/01/29, Prerefunded 02/01/12 @ 100	1,000,000	1,074,210

		3,018,947

Tennessee (2.6)%
Sullivan County Health Educational & Housing Facilities Board Revenue, Wellmont Health Systems Project, 6.25%, 09/01/32, Prerefunded 09/01/12 @ 101	480,000	538,339
Wilson County GO, 5.00%, 04/01/12, NATL-RE	1,135,000	1,219,035

		1,757,374

Texas (2.8)%
North Harris Montgomery Community College District, Lone Star College System GO, 4.50%, 02/15/14, NATL-RE	425,000	474,589
San Antonio Electric & Gas Revenue, 5.38%, 02/01/16, Callable 02/01/12 @ 100	1,350,000	1,448,523

		1,923,112

Washington (1.5)%
Washington State Health Care Facilities Authority Revenue, Providence Health System, Series A, 5.63%, 10/01/14, Callable 10/01/11 @ 100, NATL-RE	1,000,000	1,043,270

TOTAL MUNICIPAL BONDS (Cost $64,806,522)		66,619,559

	Shares

INVESTMENT COMPANY (1.6)%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00% (b)	1,099,678	1,099,678

TOTAL INVESTMENT COMPANY (Cost $1,099,678)		1,099,678

TOTAL INVESTMENTS — 99.2%
(Cost $65,906,200)		67,719,237
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		572,244

NET ASSETS — 100.0%		$68,291,481

(a)	Adjustable rate security. Rate disclosed is the rate in effect on July 31, 2010.
(b)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2010.

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Concluded)
July 31, 2010

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
IBC	Insurance Bond Certificate
LOC	Letter of Credit
NATL-RE	Insured by National Reinsurance Corp.

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Statement of Assets and Liabilites
July 31, 2010

		Pacific Capital
		Tax-Free
	Pacific Capital	Short
	Tax-Free	Intermediate
	Securities	Securities
	Fund	Fund

Assets
Investments, at value (Cost $252,681,718 and $65,906,200, respectively)	$267,396,604	$67,719,237
Receivable for capital shares sold	918,579	99,672
Dividends and interest receivable	2,685,165	825,349
Prepaid expenses and other assets	3,567	1,001

Total assets	271,003,915	68,645,259

Liabilities
Distributions payable	121,724	13,863
Payable for capital shares redeemed	177,876	302,364
Payable for administration and accounting fees	8,765	3,368
Payable for custodian fees	10,534	6,753
Payable for transfer agent fees	2,814	2,385
Accrued expenses	37,812	25,045

Total liabilities	359,525	353,778

Net Assets	$270,644,390	$68,291,481

Net Assets Consisted of:
Paid-in capital (no par value)	257,851,008	67,331,335
Accumulated net realized loss from investments	(1,921,504)	(852,891)
Net unrealized appreciation on investments	14,714,886	1,813,037

Net Assets	$270,644,390	$68,291,481

Shares outstanding	26,628,507	6,574,659

Net asset value, offering and redemption price per share	$10.16	$10.39

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Statement of Operations
For the Year Ended July 31, 2010

		Pacific Capital
		Tax-Free
	Pacific Capital	Short
	Tax-Free	Intermediate
	Securities	Securities
	Fund	Fund

Investment Income:
Interest	$11,113,625	$1,483,651
Dividends	857	270

Total Investment Income	11,114,482	1,483,921

Expenses:
Advisory fees (Note 2)	1,411,771	321,323
Administration and accounting fees (Note 2)	400,341	114,931
Trustees’ and officers’ fees	78,179	21,681
Transfer agent fees (Note 2)	60,199	51,408
Legal fees	35,797	10,945
Printing and shareholder reporting fees	26,164	7,376
Custodian fees (Note 2)	25,577	17,580
Audit fees	17,939	18,000
Distribution fees (Class A) (Note 2)	13,589	3,980
Registration and filing fees	3,487	890
Distribution fees (Class B) (Note 2)	997	—
Distribution fees (Class Y) (Note 2)	35	34
Other expenses	76,593	19,956

Total expenses before waivers and reimbursements	2,150,668	588,104

Less: waivers and reimbursements (Note 2)	(390,044)	(74,638)

Net expenses after waivers and reimbursements	1,760,624	513,466

Net investment income	9,353,858	970,455

Realized/Unrealized Gains from Investments:
Net realized gains (losses) from investments	199,402	(15,687)
Change in unrealized appreciation on investments	4,565,054	426,343

Net realized and unrealized gain from investments	4,764,456	410,656

Net increase in net assets resulting from operations	$14,118,314	$1,381,111

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2010	July 31, 2009

Increase in net assets from operations:
Net investment income	$9,353,858	$10,168,370
Net realized gain (loss) from investments	199,402	(2,120,906)
Change in unrealized appreciation on investments	4,565,054	2,752,064

Net increase in net assets resulting from operations	14,118,314	10,799,528

Less Dividends and Distributions to Shareholders:
Distributions to Class A Shareholers:
From net investment income	(187,683)	(204,462)
From net realized capital gains:	—	(6,985)
Distributions to Class B Shareholders:
From net investment income	(2,668)	(18,145)
From net realized gains	—	(956)
Distributions to Class C Shareholders:
From net investment income	—	(349)
From net realized gains	—	(16)
Distributions to Class Y Shareholders:
From net investment income	(9,192,615)	(9,916,410)
From net realized gains	—	(333,728)

Net decrease in net assets from dividends and distributions to shareholders	(9,382,966)	(10,481,051)

Increase (Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	26,378,430	(20,846,984)

Total increase (decrease) in net assets	31,113,778	(20,528,507)

Net assets
Beginning of year	239,530,612	260,059,119

End of year	$270,644,390	$239,530,612

Accumulated net investment income, end of year	$—	$29,108

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Statement of Changes in Net Assets (continued)

	Year Ended	Year Ended
	July 31, 2010	July 31, 2009

Increase in net assets from operations:
Net investment income	$970,455	$1,327,847
Net realized loss from investments	(15,687)	(82,600)
Change in unrealized appreciation on investments	426,343	708,487

Net increase in net assets resulting from operations	1,381,111	1,953,734

Less Dividends and Distributions to Shareholders:
Distributions to Class A Shareholers:
From net investment income	(17,677)	(33,725)
Distributions to Class C Shareholders:
From net investment income	—	(171)
Distributions to Class Y Shareholders:
From net investment income	(931,475)	(1,317,060)

Net decrease in net assets from dividends and distributions to shareholders	(949,152)	(1,350,956)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	4,905,637	12,832,358

Total increase in net assets	5,337,596	13,435,136

Net assets
Beginning of year	62,953,885	49,518,749

End of year	$68,291,481	$62,953,885

Undistributed (distributions in excess of) net investment income (loss), end of year	$—	$(21,303)

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund
Financial Highlights

Contained below is per share operating performance data for Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class Y	July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007	July 31, 2006

Per Share Operating Performance
Net asset value, beginning of year	$9.97	$9.94	$10.09	$10.15	$10.57
Net investment income	0.37	0.41	0.44	0.43	0.42
Net realized and unrealized gain (loss) from investments	0.20	0.04	(0.14)	(0.05)	(0.29)

Net increase in net assets resulting from operations	0.57	0.45	0.30	0.38	0.13

Dividends to shareholders from:
Net investment income	(0.38)	(0.41)	(0.44)	(0.43)	(0.42)
Net realized gains	—	(0.01)	(0.01)	(0.01)	(0.13)

Net asset value, end of year	$10.16	$9.97	$9.94	$10.09	$10.15

Total investment return	5.77%	4.75%	3.02%	3.81%	1.34%
Ratio/Supplemental Data
Net assets, end of year (000’s omitted)	$270,644	$233,348	$254,182	$282,671	$287,126
Ratio of expenses to average net assets	0.71%	0.76%	0.70%	0.68%	0.73%
Ratio of expenses to average net assets without waivers and expense reimbursements(a)	0.87%	0.91%	0.85%	0.83%	0.94%
Ratio of net investment income to average net assets	3.80%	4.21%	4.36%	4.25%	4.09%
Portfolio turnover rate	12.10%	23.69%	30.61%	19.29%	59.63	%(b)

(a)	During the period certain fees were reduced. If such fee reductions had not occured the ratios would have been as indicated.
(b)	The portfolio turnover rate increased significantly during the period. This increase was primarily attributable to cash flows into and out of the Fund, as well as tactical portfolio adjustments made in response to rising short and intermediate interest rates. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund
Financial Highlights

Contained below is per share operating performance data for Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class Y	July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007	July 31, 2006

Per Share Operating Performance
Net asset value, beginning of year	$10.32	$10.20	$10.08	$10.11	$10.27
Net investment income	0.15	0.26	0.33	0.34	0.31
Net realized and unrealized gain (loss) from investments	0.06	0.12	0.12	(0.03)	(0.16)

Net increase in net assets resulting from operations	0.21	0.38	0.45	0.31	0.15

Dividends to shareholders from:
Net investment income	(0.14)	(0.26)	(0.33)	(0.34)	(0.31)

Net asset value, end of year	$10.39	$10.32	$10.20	$10.08	$10.11

Total investment return	2.10%	3.80%	4.55%	3.08%	1.47%
Ratio/Supplemental Data
Net assets, end of year (000’s omitted)	$68,291	$61,113	$47,552	$50,835	$62,816
Ratio of expenses to average net assets	0.77%	0.81%	0.77%	0.74%	0.75%
Ratio of expenses to average net assets without waivers and expense reimbursements(a)	0.88%	0.91%	0.87%	0.83%	0.91%
Ratio of net investment income to average net assets	1.46%	2.47%	3.27%	3.33%	3.03%
Portfolio turnover rate	22.81%	40.33%	39.29%	68.09%	112.73	%(b)

(a)	During the period certain fees were reduced. If such fee reductions had not occured the ratios would have been as indicated.
(b)	The portfolio turnover rate increased significantly during the period. This increase was primarily attributable to tactical portfolio adjustments made in response to rising short and intermediate interest rates and Hawaii municipal bond availability. The basic characteristics of the Fund in terms of style and diversification have not changed.

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements
July 31, 2010

1.	Organization and Significant Accounting Policies

Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and together the “Funds”) are non-diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of July 31, 2010, there were eight series of the Trust that were operational, including the Funds. The Funds are each authorized to issue and offer Class Y shares.

On June 28, 2010, the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund, each a series of the Trust, acquired, respectively, substantially all of the assets and liabilities of the Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund, each a series of Pacific Capital Funds pursuant to an Agreement and Plan of Reorganization. As a result of the Reorganization, Pacific Capital Tax-Free Securities Fund is the accounting successor to the Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund is the accounting successor to the Tax-Free Short Intermediate Securities Fund. See Note 7 for additional information on the Reorganization.

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)
July 31, 2010

result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurement — The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized in the three levels as described in the hierachy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2010, in valuing the Funds’ assets at fair value:

			Level 2	Level 3
		Level 1	Significant	Significant
		Quoted	Observable	Unobservable
Funds	Total	Price	Inputs	Inputs

Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$263,577,970	$—	$263,577,970	$—
Investment Company	3,818,634	3,818,634	—	—

Total	$267,396,604	$3,818,634	$263,577,970	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$66,619,559	$—	$66,619,559	$—
Investment Company	1,099,678	1,099,678	—	—

Total	$67,719,237	$1,099,678	$66,619,559	$—

USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a Fund’s NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)
July 31, 2010

identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to such Fund’s shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, a Fund may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against it in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Transactions with Affiliates and Related Parties

Investment advisory services are provided to the Trust by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, each Fund is charged an annual fee which is computed daily and paid monthly based upon average daily net assets. The Adviser has agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in effect until June 28, 2011. The Waiver may not be terminated at any time prior to that date without the Consent of the Board of Trustees.

Fee rates for the period June 28, 2010 through July 31, 2010 were as follows:

		Net Annual
		Fees Paid After
	Maximum Annual	Contractual
	Advisory Fee	Waivers

Pacific Capital Tax-Free Securities Fund	0.20%	0.00%
Pacific Capital Tax-Free Short Intermediate Securities Fund	0.20	0.00

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)
July 31, 2010

Prior to June 28, 2010, the fee rates were as follows:

		Net Annual
		Fees Paid After
	Maximum Annual	Voluntary
	Advisory Fee	Waivers

Tax-Free Securities Fund	0.60%	0.45%
Tax-Free Short Intermediate Securities Fund	0.50	0.40

Effective June 28, 2010, PNC Global Investment Servicing (U.S.) Inc. (“PNC”), a member of The PNC Financial Services Group, Inc., serves as administrator and Transfer Agent for the Funds. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees.

Prior to June 28, 2010, Bank of Hawaii (the “Former Administrator”) served as administrator and received fees from the Funds at an annual rate of 0.04% of the average daily net assets of the Funds for this service. Also, prior to June 28, 2010, Citi Fund Services Ohio, Inc. (“Citi”) served as sub-administrator to the Funds. In addition, Citi provided an employee who served as Chief Compliance Officer for the Funds and performed certain related services. Citi received a fee for this service and reimbursement for certain related out-of-pocket expenses. Citi also served the Funds as fund accountant and transfer agent. Under the terms of the fund accounting and transfer agency agreements, Citi was entitled to receive fees, subject to reduction if certain standards were not met, and reimbursement for certain out-of-pocket expenses.

For the period from August 1, 2009 through June 27, 2010, the Former Administrator received fees for its administration services of $144,363, while Citi received fees for its accounting services of $328,149. These fees are included in the Administration and accounting fees on the Statement of Operations.

Effective June 28, 2010, PFPC Trust Company (“PFPC Trust”), a member of The PNC Financial Services Group, Inc., provides certain custodial services to the Funds. Prior to June 28, 2010, The Bank of New York Mellon (the “Former Custodian”) served as custodian of the Funds.

For providing transfer agent services, PNC is entitled to receive a minimum monthly fee.

For the period from August 1, 2009 through June 27, 2010, The Former Custodian received fees for its custodial services of $40,120, which are included in the Custodian fees on the Statement of Operations.

Effective June 28, 2010, PFPC Distributors, Inc., (the “Underwriter”), a member of The PNC Financial Services Group, Inc. provides principal underwriting services to the Funds.

Prior to June 28, 2010, Foreside Distribution Services, L.P. (the “Distributor”) served as principal underwriter and distributor. The Trust had adopted for the Class A and Class B shares of each Fund the Class A Distribution Plan and Class B Distribution Plan (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, each Fund paid the Distributor a fee, which would not exceed on an annual basis, 0.40% and 1.00%, respectively, of the average daily net assets attributable to the Class A and Class B shares of each Fund. The Distributor contractually limited the 12b-1 fee for Class A shares to 0.25% through November 30, 2009. These fees were for

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)
July 31, 2010

payments the Distributor made to banks, other institutions and broker dealers, including certain affiliates of Bank of Hawaii and for expenses the Distributor and any of its affiliates or subsidiaries incurred for providing distribution or shareholder service assistance. The following table shows amounts received by the Distributor on commissions from sales and the amounts paid to affiliated broker-dealers of the Funds during the period August 1, 2009 through June 28, 2010:

	Received	Paid to Affiliates

Class A	$10,128	$—

For the period from August 1, 2009 through June 27, 2010, the Distributor received fees for its distribution services of $18,635, which are included in the Distribution fees on the Statement of Operations.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. (“BNY”) and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

The Trustees of the Trust, who are not affiliated with BNY, receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Funds during the period June 28, 2010 to July 31, 2010 was $1,153. Certain employees of BNY are Officers and Trustees of the Trust. They are not compensated by the Funds or the Trust. The remuneration paid to the Trustees of the Pacific Capital Funds (the “Prior Trust”) by the Funds for the period August 1, 2009 to June 27, 2010 was $57,243. Certain employees of the Former Administrator and Citi were Officers and Trustees of the Prior Trust. They were not compensated by the Funds or the Trust.

3.	Investments in Securities

For the year ended July 31, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales

Pacific Capital Tax-Free Securities Fund	$62,868,572	$29,678,120
Pacific Capital Tax-Free Short Intermediate Securities Fund	30,969,186	14,057,213

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)
July 31, 2010

4.	Capital Share Transactions

For the year ended July 31, 2010 and the year ended July 31, 2009, transactions in capital shares (authorized shares unlimited) were as follows:

	For The Year Ended		For The Year Ended
	July 31, 2010		July 31, 2009
	Shares	Value	Shares	Value

Pacific Capital Tax-Free Securities Fund
Class A
Sales	77,570	$781,525	106,580	$1,053,806
Reinvestments	11,304	113,414	12,751	124,460
Redemptions	(94,450)	(946,547)	(43,536)	(424,436)
Converted to Class Y shares	(588,822)	(5,902,858)	—	—

Net Increase (Decrease)	(594,398)	$(5,954,466)	75,795	$753,830

Class B
Sales	—	$—	—	$—
Reinvestments	246	2,468	1,223	11,903
Redemptions	(23,653)	(238,374)	(48,137)	(471,835)
Converted to Class Y shares	(3,454)	(34,633)	—	—

Net Decrease	(26,861)	$(270,539)	(46,914)	$(459,932)

Class C
Sales	10	$96	—	$(31)
Reinvestments	—	—	37	365
Redemptions	(1,149)	(11,533)	—	—

Net Increase (Decrease)	(1,139)	$(11,437)	37	$334

Class Y
Sales	7,235,246	$72,990,198	4,541,880	$44,671,807
Reinvestments	3,746	37,866	39,020	365,071
Redemptions	(4,596,070)	(46,350,683)	(6,747,130)	(66,178,094)
Converted from Class A and B shares	589,858	5,937,491	—	—

Net Increase (Decrease)	3,232,780	$32,614,872	(2,166,230)	$(21,141,216)

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)
July 31, 2010

	For The Year Ended		For The Year Ended
	July 31, 2010		July 31, 2009
	Shares	Value	Shares	Value

Pacific Capital Tax-Free Short Intermediate Securities Fund
Class A
Sales	4,537	$46,599	59,232	$605,312
Reinvestments	1,508	15,494	2,678	27,245
Redemptions	(37,999)	(390,611)	(76,400)	(777,631)
Converted to Class Y shares	(146,371)	(1,504,672)	—	—

Net Decrease	(178,325)	$(1,833,190)	(14,490)	$(145,074)

Class C
Sales	1	$15	—	$—
Reinvestments	—	—	17	172
Redemptions	(1,073)	(11,037)	—	—

Net Increase (Decrease)	(1,072)	$(11,022)	17	$172

Class Y
Sales	3,780,777	$39,094,397	2,644,094	$27,121,911
Reinvestments	377	3,908	388	3,964
Redemptions	(3,276,270)	(33,853,128)	(1,382,504)	(14,148,615)
Converted from Class A shares	145,553	1,504,672	—	—

Net Increase	650,437	$6,749,849	1,261,978	$12,977,260

5.	Federal Tax Information

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The tax character of distributions paid during the year ended July 31, 2010 were as follows:

	Net	Net	Total	Tax	Total
	Investment	Long-Term	Taxable	Exempt	Distributions
	Income	Capital Gains	Distributions	Distributions	Paid

Pacific Capital Tax-Free Securities Fund	$325,897	$—	$325,897	$9,057,069	$9,382,966
Pacific Capital Tax-Free Short Intermediate Securities Fund	—	—	—	949,152	949,152

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)
July 31, 2010

The tax character of distributions paid during the year ended July 31, 2009 were as follows:

	Net	Net	Total	Tax	Total
	Investment	Long-Term	Taxable	Exempt	Distributions
	Income	Capital Gains	Distributions	Distributions	Paid

Tax-Free Securities Fund	$355,013	$341,698	$696,711	$9,784,340	$10,481,051
Tax-Free Short Intermediate Securities Fund	3,070	—	3,070	1,347,886	1,350,956

As of July 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

						Total
	Undistributed	Post-October			Unrealized	Accumulated
	Tax-Exempt	Capital	Distributions	Capital Loss	Appreciation/	Earnings/
	Income	Losses	Payable	Carryforwards	(Depreciation)	Deficit

Pacific Capital Tax-Free Securities Fund	$121,724	$—	$(121,724)	$(1,921,504)	$14,714,886	$12,793,382
Pacific Capital Tax-Free Short Intermediate Securities Fund	13,863	(22,909)	(13,863)	(829,982)	1,813,037	960,146

As of July 31, 2010, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires
	2013 ($)	2014 ($)	2015 ($)	2016 ($)	2017 ($)	2018 ($)

Pacific Capital Tax-Free Securities Fund	—	—	—	—	625,102	1,296,402
Pacific Capital Tax-Free Short Intermediate Securities Fund	14,258	18,908	657,223	49,093	15,122	75,378

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended July 31, 2010, the Funds deferred to August 1, 2010 post-October capital losses of:

Post-October
Capital Losses

Pacific Capital Tax-Free Securities Fund	$—
Pacific Capital Tax-Free Short Intermediate Securities Fund	22,909

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)
July 31, 2010

The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) as of July 31, 2010 is as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
	Securities	Appreciation	Depreciation	(Depreciation)

Pacific Capital Tax-Free Securities Fund	$252,681,718	$14,970,884	$(255,998)	$14,714,886
Pacific Capital Tax-Free Short Intermediate Securities Fund	65,906,200	1,813,037	—	1,813,037

6.	Concentration of Credit Risk

The Funds primarily invest in debt obligations issued by the state of Hawaii and their political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Funds are more susceptible to factors adversely affecting issues of Hawaii municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

7.	Reorganization

On June 4, 2010, at a special meeting, shareholders of Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund (each an “Acquired Fund” and together the “Acquired Funds”) approved an Agreement and Plan of Reorganization pursuant to which the assets and identified liabilities of each of the Acquired Funds were transferred into Class Y shares of Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund (each an “Acquiring Fund” and together the “Acquiring Funds”) of the Trust as noted below. Class A, Class B (with respect to the Tax-Free Securities Fund only) and Class Y shareholders of each Acquired Fund received on a pro rata basis Class Y shares of the corresponding Acquiring Fund. The consummation of the reorganizations took place on June 28, 2010 in a tax-free exchange of shares.

Acquired Fund	Acquiring Fund		Shares
(series of Pacific Capital Funds)	(series of FundVantage Funds)	Net Assets	Outstanding

Tax-Free Securities Fund	Pacific Capital Tax-Free Securities Fund	$262,350,561	26,063,299
Tax-Free Short Intermediate Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund	71,087,610	6,876,607

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Concluded)
July 31, 2010

8.	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures,” to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date that the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

PACIFIC CAPITAL FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund (the “Funds”) at July 31, 2010, and the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010 by correspondence with the custodian, provides a reasonable basis for our opinion. The Funds’ financial highlights for the four years in the period ending July 31, 2009 and their statement of changes in net assets for the period ending July 31, 2009 were audited by other independent accountants whose report dated September 25, 2009, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 28, 2010

PACIFIC CAPITAL FUNDS

Shareholder Tax Information
(Unaudited)

The Funds are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise their shareholders within 60 days of the Funds’ fiscal year end (July 31) as of the U.S. federal tax status of distributions received by the Funds’ shareholders in respect of such fiscal year.

The tax character of distributions paid during the year ended July 31, 2010 were as follows:

	Net	Net	Total	Tax	Total
	Investment	Long-Term	Taxable	Exempt	Distributions
	Income	Capital Gains	Distributions	Distributions	Paid

Pacific Capital Tax-Free Securities Fund	$325,897	$—	$325,897	$9,057,069	$9,382,966
Pacific Capital Tax-Free Short Intermediate Securities Fund	—	—	—	949,152	949,152

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2010. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2011.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

PACIFIC CAPITAL FUNDS

Other Information
(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6034 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-731-0330.

Approval of Investments Advisory Agreement

At a meeting held on March 26, 2010, the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved an advisory agreement between the Trust and Asset Management Group of Bank of Hawaii (“AMG”) (the “Agreement”). In determining whether to approve the Agreement, the Trustees considered information provided by AMG in accordance with Section 15(c) of the 1940 Act.

The Trustees considered information that AMG provided regarding (i) services to be performed for the Funds, (ii) the size and qualifications of AMG’s portfolio management team, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Funds, (iv) how AMG will manage the Funds, including a general description of its investment decision-making process, sources of information and investment strategies, (v) investment performance information for the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund, each a series of Pacific Capital Funds (“Predecessor Funds”), (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (xi) any litigation, investigation or administrative proceeding which may have a material impact on AMG’s ability to service the Funds and (x) compliance with federal securities laws and other regulatory requirements. AMG also provided its Code of Ethics and proxy voting policy and procedures for the Trustees’ review and consideration.

The Trustees considered the investment performance of the Predecessor Funds and AMG. The Trustees reviewed and considered comparative performance data and the Predecessor Funds’ performance relative to other mutual funds in its peer group. The Trustees reviewed the Predecessor Funds’ performance for the period ending December 31, 2009 on a one-, three-, five- and ten-year basis. The Trustees concluded that the performance of the Predecessor Funds and AMG was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies.

PACIFIC CAPITAL FUNDS

Other Information (Concluded)
(Unaudited)

AMG provided information regarding the proposed advisory fees and an analysis of these fees in relation to the services to be provided to the Funds, the estimated cost of providing such services, the anticipated profitability of the firm in general and as a result of the fees received from the Funds and any other ancillary benefit resulting from its relationship with the Trust.

The Trustees reviewed the services to be provided to the Funds by AMG and concluded that the nature, extent and quality of the services to be provided by AMG were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Funds are likely to benefit from the provision of those services. They also concluded that AMG has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and demonstrated their ability to attract and retain qualified personnel.

The Trustees considered the costs and services to be provided by AMG, the proposed compensation and expected benefits received by AMG in providing services to the Funds, as well as AMG’s anticipated profitability. The Trustees concluded that AMG’s anticipated fees derived from their relationship with the Trust in light of the Funds’ estimated total expenses were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall estimated expense ratio of the Funds are reasonable, taking into account the projected growth and size of the Funds and the quality of services to be provided by AMG.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that the advisory fee did not include breakpoints. After discussion, the Board determined that economies of scale should be achieved at higher asset levels for the Funds for the benefit of shareholders and noted that the Trustees would consider the inclusion of breakpoints at a future date.

In voting to approve the Agreement, the Board considered all relevant factors and the information presented to the Board by AMG. In arriving at its decision, the Trustees did not identify any single matter as controlling but made their determination in light of all the relevant factors and circumstances. As a result, the Board, including a majority of the Independent Trustees, approved the Agreement.

PACIFIC CAPITAL FUNDS

Privacy Notice
(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our website at www.pacificcapitalfunds.com.

If you have questions or comments about our privacy practices, please call us at (888) 678-6034.

PACIFIC CAPITAL FUNDS

Fund Management
(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Trustees and Officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and Officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (888) 678-6034.

				Number of	Other
				Funds in	Directorships
		Term of Office		Trust Complex	Held by Trustee
Name	Position(s) Held	and Length of	Principal Occupation(s)	Overseen by	During the Past
and Date of Birth	with Trust	Time Served	During Past Five Years	Trustee	Five Years
INTERESTED TRUSTEES[1]

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2006.	Executive Vice President Finance of BNY Mellon since July 2010; Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010; Director of BNY Mellon Distributors Inc. (formerly, PFPC Distributors, Inc.).	28	None

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing since July 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing 2003 to 2008.	28	None

1	Messrs. Marsini and Wynne are considered “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini is an “Interested Trustee” of the Trust because he is an affiliated person of the Underwriter by reason of his position as an officer, director or employee of the Underwriter. Mr. Wynne is an “Interested Trustee” of the Trust because he is an affiliated person of the Underwriter by reason of his position as an officer, director or employee of BNY Mellon Investment Servicing (US) Inc., which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation. In addition, Messrs. Marsini and Wynne each serve as an officer or director or is an employee of The Bank of New York Mellon Corporation or one or more subsidiaries of The Bank of New York Mellon Corporation which may be deemed to control, be controlled by or under common control with the Underwriter.

PACIFIC CAPITAL FUNDS

Fund Management (Continued)
(Unaudited)

				Number of	Other
				Funds in	Directorships
		Term of Office		Trust Complex	Held by Trustee
Name	Position(s) Held	and Length of	Principal Occupation(s)	Overseen by	During the Past
and Date of Birth	with Trust	Time Served	During Past Five Years	Trustee	Five Years
INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC 2005 to 2006.	28	WT Mutual Fund (12 portfolios); Optimum Fund Trust (6 portfolios).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	28	None

DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present; and MBNA America Professor of Business Emeritus at the University of Delaware from 2001 to present; and Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.	28	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch Mortgage Investors, Inc.; and SDG&E Funding LLC

PACIFIC CAPITAL FUNDS

Fund Management (Concluded)
(Unaudited)

Term of Office
Name and	Position(s) Held	and Length of	Principal Occupation(s)
Date of Birth	with Trust	Time Served	During Past Five Years
EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.

JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.

JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Associate Counsel Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.

SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc., from 2002 to 2004.

Investment Adviser
Asset Management Group of Bank of Hawaii
130 Merchant Street, Suite 370
Honolulu, HI 96813

Administrator
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Underwriter
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

of
FundVantage Trust

Pacific Capital Tax-Free Securities Fund

Pacific Capital Tax-Free Short
Intermediate Securities Fund

ANNUAL REPORT
July 31, 2010

This report is submitted for the general information of the shareholders of the Pacific Capital Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Pacific Capital Funds. Shares of the Pacific Capital Funds are distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406.

Item 2. Code of Ethics.
(a)	The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur and Donald J. Puglisi, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that each member of the Audit Committee is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.
The Registrant’s Board of Trustees has determined that Mr. Christian acquired the attributes necessary to be considered an audit committee financial expert through his experience as chief investment officer of several large financial institutions and his service as a member of the audit committee of other registered investment companies.
The Registrant’s Board of Trustees has determined that Dr. Mansur acquired the attributes necessary to be considered an audit committee financial expert through his experience as a university professor of finance and because he has authored over 25 finance-related articles in peer reviewed publications.
The Registrant’s Board of Trustees has determined that Mr. Puglisi acquired the attributes necessary to be considered an audit committee financial expert through his experience as a university professor of business and a managing director of a financial services consulting firm.
Item 4. Principal Accountant Fees and Services.
Audit Fees
(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are $65,000 for the fiscal year ended April 30, 2009, $89,500 for the fiscal year ended April 30, 2010 and $45,500 for the fiscal year ended July 31, 2010.
Audit-Related Fees
(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ended April 30, 2009, $0 for the fiscal year ended April 30, 2010 and $0 for the fiscal year ended July 31, 2010.
Tax Fees
(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for the fiscal year ended April 30, 2009, $0 for the fiscal year ended April 30, 2010 and $0 for the fiscal year ended July 31, 2010.
All Other Fees
(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $61,800 for the fiscal year ended April 30, 2009, $86,800 for the fiscal year ended April 30, 2010 and $0 for the fiscal year ended July 31, 2010.
(e)(1)	The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.
(e)(2)	There were no services described in paragraphs (b) through (d) of this Item (including services required to be approved by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for the fiscal year ended April 30, 2009, $0 for the fiscal year ended April 30, 2010 and $0 for the fiscal year ended July 31, 2010.
(h)	Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)
Date September 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)
Date September 28, 2010

By (Signature and Title)*	/s/ James G. Shaw James G. Shaw, Treasurer and Chief Financial Officer
(principal financial officer)
Date September 27, 2010

*	Print the name and title of each signing officer under his or her signature.